Income Taxes (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Federal
Operating loss carryforwards
Net operating loss carryforwards	$ 69.5
State
Operating loss carryforwards
Net operating loss carryforwards	$ 69.0